INVESTMENT IN PHI (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Nov. 08, 2013	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Debt amount			₪ 1,366	₪ 1,944
Hot Mobile [Member]
Disclosure of associates [line items]
Period of agreement	15-year
Options exercised		₪ 250
Period of termination notice		two years
P.H.I. Networks [Member]
Disclosure of associates [line items]
Ownership interest			50.00%
Debt amount			₪ 50
Company's share (50%) in PHI's accounts [Member]
Disclosure of associates [line items]
Right-of-use non-current asset			360
Lease current liability			70
Lease non-current liability			₪ 290